N-2	Mar. 22, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001899017
Amendment Flag	false
Securities Act File Number	814-01474
Document Type	8-K
Entity Registrant Name	BAIN CAPITAL PRIVATE CREDIT
Entity Address, Address Line One	200 CLARENDON STREET
Entity Address, Address Line Two	37TH FLOOR
Entity Address, City or Town	BOSTON
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	516-2000
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
The New Commitment Request provides for an increase in the aggregate commitments of the lenders under the Revolving Credit Facility from $150,000,000 to $175,000,000 through the accordion feature in the Revolving Credit Facility. The accordion feature in the Revolving Credit Facility allows the Fund, under certain circumstances, to increase the total size of the facility to a maximum of $250,000,000.

Long Term Debt, Principal	$ 150,000,000
New Revolving Credit Facility [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	175,000,000
Accordion Feature in the Revolving Credit Facility [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	$ 250,000,000